Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating expenses:
Research and development	$ 20,023	$ 20,135	$ 5,844
General and administrative	14,875	22,719	4,588
Impairment of intangible assets	15,828
Total operating expenses	50,726	42,854	10,432
Operating loss	(50,726)	(42,854)	(10,432)
Other (expense) income, net:
Foreign exchange loss	(69)	(124)	(204)
Unrealized gain on fair value of warrants	638
Interest expense	(20)
Other (expense) income, net	(1,180)	(1,105)	486
Total other (expense) income, net	(631)	(1,229)	282
Loss before income taxes	(51,357)	(44,083)	(10,150)
Income tax benefit	2,638	450	480
Net loss	(48,719)	(43,633)	(9,670)
Net loss attributable to non-controlling interest	122	53
Net loss attributable to Strongbridge Biopharma	(48,597)	(43,580)	(9,670)
Comprehensive loss	(48,597)	(43,580)	(9,670)
Net loss attributable to ordinary shareholders:
Basic	(48,597)	(43,580)	(9,670)
Diluted	$ (49,236)	$ (43,580)	$ (9,670)
Net loss per share attributable to ordinary shareholders:
Basic (in dollars per share)	$ (2.26)	$ (2.62)	$ (1.20)
Diluted (in dollars per share)	$ (2.27)	$ (2.62)	$ (1.20)
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders:
Basic (in shares)	21,550,353	16,606,669	8,043,175
Diluted (in shares)	21,655,564	16,606,669	8,043,175